Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the nine months ended September 30, 2023:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance at December 31, 2022	10,558	5,398	12,066	28,022
Credit loss expense	11,553	3,631	(1,603)	13,581
Write-Offs	(16,654)	(3,785)	(50)	(20,489)
Other (1)	39	(118)	(90)	(169)
Balance at September 30, 2023	5,496	5,126	10,323	20,945

(1)
Other mainly relates to the impact of foreign exchange.
(2)
During the three and nine months ended September 30, 2023, recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net were $401 and ($276), respectively, which are recorded in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive income / (loss).